Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 10,252	$ 9,402	$ 8,507
Right-of-use assets	1,395	1,100	942
Goodwill	21,025	20,048	19,820
Intangible assets	37,177	38,089	39,307
Investments in associates and joint ventures	268	147	76
Other investments	1,632	1,530	1,066
Derivative financial instruments	182	228	74
Other receivables	930	803	835
Deferred tax assets	5,347	4,718	3,263
Total non-current assets	78,208	76,065	73,890
Current assets
Inventories	5,288	5,424	4,699
Trade and other receivables	12,972	12,126	10,521
Other investments	166	122	239
Derivative financial instruments	54	116	87
Income tax receivable	1,859	1,426	731
Cash and cash equivalents	5,488	5,840	6,166
Assets held for sale	0	0	150
Total current assets	25,827	25,054	22,593
Total assets	104,035	101,119	96,483
Current liabilities
Interest-bearing loans and borrowings	(2,337)	(5,129)	(5,314)
Lease liabilities	(339)	(271)	(228)
Trade and other payables	(22,465)	(22,374)	(19,040)
Derivative financial instruments	(50)	(156)	(93)
Provisions	(1,269)	(1,028)	(722)
Income tax payable	(1,406)	(1,584)	(896)
Current liabilities	(27,866)	(30,542)	(26,293)
Non-current liabilities
Interest-bearing loans and borrowings	(26,506)	(22,365)	(22,965)
Lease liabilities	(1,113)	(857)	(725)
Derivative financial instruments	(115)	(38)	(164)
Deferred tax liabilities	(3,305)	(2,844)	(2,944)
Retirement benefit obligations	(1,330)	(1,520)	(1,168)
Provisions	(921)	(1,127)	(896)
Income tax payable	(238)
Other payables	(1,770)	(2,660)	(4,270)
Total non-current liabilities	(35,298)	(31,411)	(33,132)
Total liabilities	(63,164)	(61,953)	(59,425)
Net assets	40,871	39,166	37,058
Equity
Share capital	388	388	387
Share premium account	35,226	35,188	35,155
Capital redemption reserve	153	153	153
Merger reserve	448	448	448
Other reserves	1,411	1,464	1,468
Retained earnings	3,160	1,502	(574)
Total equity attributable to owners of parent	40,786	39,143	37,037
Non-controlling interests	85	23	21
Total equity	$ 40,871	$ 39,166	$ 37,058